Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses
Research and development costs	$ 2,771	$ 2,049
Professional fees	327	182
Payroll related	1,094	344
Other	18	80
Accrued expenses	$ 4,210	$ 2,655